Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	001-36401
Entity Registrant Name	SPORTSMAN'S WAREHOUSE HOLDINGS, INC.
Entity Central Index Key	0001132105
Entity Tax Identification Number	39-1975614
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1475 West 9000 South, Suite A
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84088
City Area Code	801
Local Phone Number	566-6681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	SPWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false